Summary Of Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 16, 2018 USD ($)
Property, Plant and Equipment [Line Items]
Number of real estate dispositions	2	6
Increase in Restricted Cash	$ 10,300	$ 22,400
Compensating Balance, Amount	38,100
Accumulated amortization of debt discount (premium)	2,900	4,300
Accumulated amortization, deferred financing expenses	(13,800)	(10,800)
Allowance for uncollectibility, general reserve	(8,900)	(6,900)
Allowance for uncollectibility, cash basis revenue recognition, non-creditworthy	$ 27,200	6,900
Land Improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	15 years
Building and Building Improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	30 years
Necessity Retail Partners
Property, Plant and Equipment [Line Items]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	$ 1,381	$ 3,189	$ 6,200
Minimum | Furniture, Fixtures, and Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Maximum | Furniture, Fixtures, and Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years